Related Party	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party	Related Parties
The Company had convertible notes with certain related parties for the year ending December 31, 2021. The following table provides the balances owed and associated finance costs as follows:

	June 30,	December 31,
	2022	2021
Convertible notes from related parties
Amounts owed to related parties	$-	$13,028
Interest expense	$44	$303
There are no sales or purchases transactions with entities with significant influence over the Company and key management personnel of the Company.
See description of transactions with CF&Co and Liberty Investment as part of the Merger Transaction described in Note 4 (Reverse Recapitalization).